Expense Example, No Redemption - Yorktown Multi Sector Bond Fund Class C - Yorktown Multi-Sector Bond Fund - Yorktown Multi-Sector Bond Fund Class C	May 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 169
Expense Example, No Redemption, 3 Years	523
Expense Example, No Redemption, 5 Years	902
Expense Example, No Redemption, 10 Years	$ 1,965